Financial Liabilities	12 Months Ended
Dec. 31, 2019
Disclosure of financial liabilities [abstract]
Financial Liabilities

10. Financial liabilities

in EUR thousands	December 31, 2019	December 31, 2018
Non-current financial liabilities
Convertible bond 2017/2022	1,977	2,495
EIB loan 2017	11,845	10,967
EIB loan 2019	5,301	0
Leasing liabilities	2,987	0
Total non-current financial liabilities	22,110	13,462
Current financial liabilities
Leasing liabilities	1,038	0
Other current liabilities	174	165
Total current liabilities	1,212	165

The contractual interest and repayment obligations relating to convertible bonds and the EIB loan are composed on the balance sheet date as follows:

in EUR thousands	December 31, 2019
	2020	2021	2022	2023	2024	2025	Total
Convertible bond 2017/2022
Principal repayment			2,031				2,031
Interest payment	122	122	61				305
EIB loan 2017
Principal repayment			10,000				10,000
Interest payment	433	461	4,949				5.843
EIB loan 2019
Principal repayment					5,000		5,000
Interest payment	194	204	214	227	2,058		2.897
Leasing liabilities
Principal repayment	1,033	1,098	484	503	523	384	4,025
Interest payment	146	114	64	44	24	4	396

in EUR thousands	December 31, 2018
	2019	2020	2021	2022	Total
Convertible bond 2017/2022					2,595
Principal repayment				2,595
Interest payment	156	156	156	78	546
EIB loan
Principal repayment				10,000	10,000
Interest payment	405	433	461	5,039	6,338

Loan agreement with the European Investment Bank

The liability component of the financial instrument is subsequently measured at amortized cost applying the effective interest method. As of December 31, 2019, the carrying amount of the liability component on this basis was EUR 15,684 thousand (previous year: EUR 9,887 thousand).

As a variable interest component and also as a separable financial instrument in the form of an embedded derivative, the performance component is subsequently measured at fair value. As of December 31, 2018, the discounted interest payment or fair value of the performance component amounted to EUR 1,462 thousand (previous year: EUR 1,080 thousand).

For further details, please refer to the section on significant accounting policies.

Leasing liabilities

As a result of the first-time application of IFRS 16, in the 2019 financial year, the contracts entered into by Biofrontera as a lessee will be applied according to the modified retrospective method to leases that have a remaining term of more than one year on January 1, 2019.

The carrying amount of the current and non-current leasing liabilities amounts to EUR 4,025 thousand (January 1, 2019: EUR 2,302 thousand). Future lease payments are discounted at the lessor’s imputed interest rate or, if this is not available, at the marginal borrowing rate.

For further details, please refer to the section on significant accounting policies.